Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate to (Benefit) Provision for Income Taxes (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
Effective statutory rate	25.00%	25.00%	25.00%
Unfavorable permanent differences due to tax non-deductible share based compensation costs		$ 3,100	$ 1,200
Unfavorable permanent difference due to tax non-deductible acquisition costs	$ 1,300
Favorable permanent differences from prior period acquisition costs recharge income	1,000
Favorable permanent differences from non-taxable income from deferred consideration reversal	1,500
Prior period favorable (unfavorable) adjustments	$ (1,200)	(600)	(2,600)
Cyprus
Income Tax Rate Reconciliation [Line Items]
Favorable adjustments from tax rate changes			$ (3,000)
Effective tax rate			12.50%	10.00%
United Kingdom
Income Tax Rate Reconciliation [Line Items]
Favorable adjustments from tax rate changes		$ (900)